Award Timing Disclosure	12 Months Ended
Dec. 31, 2024 USD ($) shares $ / shares
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure [Text Block]	We do not have any formal policy that requires the Company to grant, or avoid granting, equity-based compensation at certain times. We do not grant equity awards in anticipation of the release of material non-public information that is likely to result in changes to the price of our Common Stock, and do not time the public release of such information based on award grant dates. The timing of any equity grants to executive officers or directors in connection with new hires, promotions, or other non-routine grants is tied to the event giving rise to the award (such as an executive officer’s commencement of employment or promotion effective date).
Award Timing MNPI Considered [Flag]	false
Awards Close in Time to MNPI Disclosures, Table

During the year ended December 31, 2024, other than as disclosed in the table below, there were no equity grants made to our executive officers during any period beginning four business days before the filing of a periodic report or current report disclosing material non-public information and ending one business day after the filing or furnishing of such report with the SEC.

Name	Grant Date	Number of securities underlying the award(1)	Exercise price of the award ($/Sh)	Grant date fair value of the award(2)

Percentage change in the closing market price

of the securities underlying the award between

the trading day ending immediately prior to the

disclosure of material nonpublic information

and the trading day beginning immediately

following the disclosure of material nonpublic

information.

Peter Longo	12/15/2024	10,869.57	$1.38	$15,000	3.125%

(1)	Such number of shares of Common Stock issuable upon exercise of such stock options does not reflect the Company’s 1-for-10 reverse stock split of its Common Stock effected on June 6, 2025.
(2)	Exercise price of the options was equal to the closing market price on the date of grant. The grant date fair value of the award was calculated in accordance with FASB ASC Topic 718. Assumptions used in the calculation of these amounts are included in footnote 10 to the Notes to Consolidated Financial Statements contained in the Company’s Form 10-K for the year ended June 30, 2024.

Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information	3.125
Peter Longo [Member]
Awards Close in Time to MNPI Disclosures [Table]
Name	Peter Longo
Number of securities underlying the award | shares	10,869.57	[1]
Exercise price of the award | $ / shares	$ 1.38
Grant date fair value of the award | $	$ 15,000	[2]

[1]	Such number of shares of Common Stock issuable upon exercise of such stock options does not reflect the Company’s 1-for-10 reverse stock split of its Common Stock effected on June 6, 2025.
[2]	Exercise price of the options was equal to the closing market price on the date of grant. The grant date fair value of the award was calculated in accordance with FASB ASC Topic 718. Assumptions used in the calculation of these amounts are included in footnote 10 to the Notes to Consolidated Financial Statements contained in the Company’s Form 10-K for the year ended June 30, 2024.